Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 19, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 133 to the Registration Statement on Form N-1A of DWS CROCI® Sector Opportunities Fund (the “Fund”), a series of DWS Securities Trust (the “Trust”); (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 133 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). The Amendment is expected to become effective on June 2, 2014. No fees are required in connection with this filing.

This filing is being made to introduce a new series into the Trust: DWS CROCI® Sector Opportunities Fund. The Fund will issue shares in four different classes: Class A, Class C, Institutional Class, and Class S. The enclosed filing contains the Fund’s statutory Prospectus and Statement of Additional Information.

Other than the sections directly relating to the foregoing, all of the disclosure in the Prospectus and Statement of Additional Information represent standard DWS disclosure that has been reviewed by the staff of the Commission.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.

Very truly yours,

                     /s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes